Lease Liabilities - Summary of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 198,494
Less Than One Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	41,743
One to Three Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	69,660
Three to Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	51,372
Thereafter
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 35,719